UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Quarter Ended: December 31, 2009

Check here if Amendment / /; Amendment Number:________

    This Amendment (Check only one.):   / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Scepter Holdings, Inc.
Address: c/o Q, 301 Commerce Street, Suite 3200, Fort Worth, Texas 76102

Form 13F File Number: 28-10108

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Brandon Teague
Title: Director of Trading
Phone: 817-332-9500

Signature, Place, and Date of Signing:

       /s/ Brandon Teague            Fort Worth, Texas       February 12, 2010
       --------------------------   ---------------------  ---------------------
       [Signature]                     [City, State]         [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 2

Form 13F Information Table Entry Total: 60

Form 13F Information Table Value Total: $675,264 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

    No.               Form 13F File Number      Name
    1                 28-10109                  Amalgamated Gadget, L.P.
    2                 28-10277                  Geoffrey Raynor

                           FORM 13F INFORMATION TABLE

       COLUMN 1               COLUMN 2          COLUMN 3   COLUMN 4        COLUMN 5           COLUMN 6   COLUMN 7      COLUMN 8

                                                                      Shares or
                                                  CUSIP     Value     Principal   SH/  Put/ Investment   Other   Voting Authority
Name of Issuer                Title of Class     Number    (X$1000)    Amount     PRN  Call Discretion  Managers Sole   Shared  None
--------------                --------------     ------    --------    ------     ---  ----  ---------  -------- ----  ------ ----

AMERICAN EQTY INVT LIFE HLD   NOTE 5.250% 12/0  025676AE7   2,738      2,904,000   PRN       DEFINED    1, 2   2,904,000
AMERICREDIT CORP              NOTE 0.750% 9/1   03060RAP6   4,424      4,861,000   PRN       DEFINED    1, 2   4,861,000
AMERIGROUP CORP               NOTE 2.000% 5/1   03073TAB8  32,875     34,469,000   PRN       DEFINED    1, 2  34,469,000
ASHFORD HOSPITALITY TR INC    COM SHS           044103109     520        111,991   SH        DEFINED    1, 2     111,991
BARNES GROUP INC              NOTE 3.750% 8/0   067806AB5   4,963      4,854,000   PRN       DEFINED    1, 2   4,854,000
BELO CORP                     COM SER A         080555105  23,376      4,297,087   SH        DEFINED    1, 2   4,297,087
BORDERS GROUP INC             COM               099709107     428        362,979   SH        DEFINED    1, 2     362,979
CBIZ INC                      NOTE 3.125% 6/0   124805AB8   6,901      7,128,000   PRN       DEFINED    1, 2   7,128,000
CAPLEASE INC                  COM               140288101   1,497        341,865   SH        DEFINED    1, 2     341,865
CHINA MED TECHNOLOGIES INC    NOTE 3.500% 11/1  169483AB0   3,890      4,722,000   PRN       DEFINED    1, 2   4,722,000
CIENA CORP                    NOTE 0.875% 6/1   171779AE1  12,213     21,347,000   PRN       DEFINED    1, 2  21,347,000
COMSYS IT PARTNERS INC        COM               20581E104  16,465      1,852,096   SH        DEFINED    1, 2   1,852,096
CONMED CORP                   NOTE 2.500% 11/1  207410AD3   5,650      6,038,000   PRN       DEFINED    1, 2   6,038,000
CONTINENTAL AIRLS INC         NOTE 4.500% 1/1   210795PU8   4,785      4,350,000   PRN       DEFINED    1, 2   4,350,000
COVANTA HLDG CORP             DBCV 1.000% 2/0   22282EAA0  12,386     13,268,000   PRN       DEFINED    1, 2  13,268,000
CSG SYS INTL INC              NOTE 2.500% 6/1   126349AB5  10,465     10,571,000   PRN       DEFINED    1, 2  10,571,000
CUMULUS MEDIA INC             CL A              231082108   2,280      1,000,000   SH        DEFINED    1, 2   1,000,000
EMMIS COMMUNICATIONS CORP     CL A              291525103   1,743      1,496,200   SH        DEFINED    1, 2   1,496,200
EMMIS COMMUNICATIONS CORP     PFD CV SER A      291525202   8,005        667,050   PRN       DEFINED    1, 2     667,050
ENTRAVISION COMMUNICATIONS C  CL A              29382R107  15,001      4,412,071   SH        DEFINED    1, 2   4,412,071
FELCOR LODGING TR INC         COM               31430F101     360        100,000   SH        DEFINED    1, 2     100,000
GLIMCHER RLTY TR              SH BEN INT        379302102   3,045      1,127,900   SH        DEFINED    1, 2   1,127,900
GRAY TELEVISION INC           COM               389375106   2,941      1,960,744   SH        DEFINED    1, 2   1,960,744
GREATBATCH INC                SDCV 2.250% 6/1   39153LAB2  12,675     15,000,000   PRN       DEFINED    1, 2  15,000,000
GREAT WOLF RESORTS INC        COM               391523107     751        316,976   SH        DEFINED    1, 2     316,976
HERSHA HOSPITALITY TR         SH BEN INT A      427825104      55         17,414   SH        DEFINED    1, 2      17,414
ICONIX BRAND GROUP INC        NOTE 1.875% 6/3   451055AB3  12,626     14,348,000   PRN       DEFINED    1, 2  14,348,000
INTERNATIONAL COAL GRP INC N  NOTE 9.000% 8/0   45928HAD8  13,286     12,250,000   PRN       DEFINED    1, 2  12,250,000
JAKKS PAC INC                 NOTE 4.625% 6/1   47012EAB2   9,693      9,816,000   PRN       DEFINED    1, 2   9,816,000
LEE ENTERPRISES INC           COM               523768109   1,680        484,165   SH        DEFINED    1, 2     484,165
LIFEPOINT HOSPITALS INC       SDCV 3.250% 8/1   53219LAG4   8,271      9,089,000   PRN       DEFINED    1, 2   9,089,000
LIN TV CORP                   CL A              532774106  10,629      2,383,290   SH        DEFINED    1, 2   2,383,290
MCCLATCHY CO                  CL A              579489105   3,540      1,000,000   SH        DEFINED    1, 2   1,000,000
MEDICIS PHARMACEUTICAL CORP   NOTE 2.500% 6/0   58470KAA2  15,670     15,361,000   PRN       DEFINED    1, 2  15,361,000
MOLINA HEALTHCARE INC         NOTE 3.750% 10/0  60855RAA8  21,474     25,101,000   PRN       DEFINED    1, 2  25,101,000
NEXSTAR BROADCASTING GROUP I  CL A              65336K103   4,757      1,174,524   SH        DEFINED    1, 2   1,174,524
NII HLDGS INC                 NOTE 2.750% 8/1   62913FAF9  21,636     21,827,000   PRN       DEFINED    1, 2  21,827,000
QWEST COMMUNICATIONS INTL IN  NOTE 3.500% 11/1  749121BY4  49,028     47,450,000   PRN       DEFINED    1, 2  47,450,000
RADIO ONE INC                 CL D NON VTG      75040P405   2,752        945,691   SH        DEFINED    1, 2     945,691
RITE AID CORP                 NOTE 8.500% 5/1   767754BU7  10,004     10,000,000   PRN       DEFINED    1, 2  10,000,000
SPDR GOLD TRUST               GOLD SHS          78463V107  53,655        500,000   SH        DEFINED    1, 2     500,000
SAKS INC                      NOTE 2.000% 3/1   79377WAL2  27,136     33,000,000   PRN       DEFINED    1, 2  33,000,000
SCHOOL SPECIALTY INC          NOTE 3.750% 8/0   807863AE5   6,702      6,830,000   PRN       DEFINED    1, 2   6,830,000
SCHOOL SPECIALTY INC          SDCV 3.750% 11/3  807863AL9  25,229     26,839,000   PRN       DEFINED    1, 2  26,839,000
SONIC AUTOMOTIVE INC          NOTE 4.250% 11/3  83545GAK8   8,777      9,058,000   PRN       DEFINED    1, 2   9,058,000
SONIC AUTOMOTIVE INC          NOTE 5.000% 10/0  83545GAQ5  25,145     23,500,000   PRN       DEFINED    1, 2  23,500,000
SOTHEBYS                      NOTE 3.125% 6/1   835898AC1   9,595      9,969,000   PRN       DEFINED    1, 2   9,969,000
ST MARY LD & EXPL CO          NOTE 3.500% 4/0   792228AD0   4,734      4,804,000   PRN       DEFINED    1, 2   4,804,000
STRATEGIC HOTELS & RESORTS I  COM               86272T106   3,115      1,674,539   SH        DEFINED    1, 2   1,674,539
SUN MICROSYSTEMS INC          COM NEW           866810203   2,811        300,000   SH        DEFINED    1, 2     300,000
SUNRISE SENIOR LIVING INC     COM               86768K106     617        191,467   SH        DEFINED    1, 2     191,467
3COM CORP                     COM               885535104   2,625        350,000   SH        DEFINED    1, 2     350,000
TIME WARNER TELECOM INC       DBCV 2.375% 4/0   887319AC5  13,091     12,000,000   PRN       DEFINED    1, 2  12,000,000
UNITED AUTO GROUP INC         NOTE 3.500% 4/0   909440AH2  48,835     49,095,000   PRN       DEFINED    1, 2  49,095,000
VARIAN INC                    COM               922206107   2,062         40,000   SH        DEFINED    1, 2      40,000
VERSO PAPER CORP              COM               92531L108     664        254,569   SH        DEFINED    1, 2     254,569
WEBMD CORP                    NOTE 3.125% 9/0   94769MAG0  31,654     28,000,000   PRN       DEFINED    1, 2  28,000,000
WESCO INTL INC                DBCV 2.625% 10/1  95082PAE5   9,785      9,928,000   PRN       DEFINED    1, 2   9,928,000
WESCO INTL INC                DBCV 6.000% 9/1   95082PAH8  15,792     12,984,000   PRN       DEFINED    1, 2  12,984,000
WESTERN REFNG INC             NOTE 5.750% 6/1   959319AC8   7,762     10,000,000   PRN       DEFINED    1, 2  10,000,000
